SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 23 — SEGMENT REPORTING

The Company follows ASC 280, “Segment Reporting,” to report information about operating segments. The Company’s reportable segments are components of the Company for which separate financial information is available and evaluated regularly by the Company’s Chief Executive Officer, the Chief Operating Decision-Maker (“CODM”), Mr. Kiyotaka Ito, the representative director and CEO of the Company, in deciding how to allocate resources and in assessing performance.

The Company has identified two reportable segments as follows:

Sports school business: This segment focuses on providing services related to the operation of sports schools and organizing events for children.

Social business: This segment provides services including managing extracurricular activities in schools, sports therapy for children with disabilities, and health exercise guidance.

Segment profit or loss measure

The CODM evaluates segment performance based on “direct operating profit,” which is defined as segment net revenue less directly attributable cost of revenue and segment-specific selling, general and administrative expenses. Segment-specific expenses include, but are not limited to, instructor salaries, facility leasing costs, and local marketing expenses. Certain corporate-level selling, general and administrative expenses are excluded from segment results and instead reported within “corporate expenses.” These corporate expenses consist primarily of headquarters-related administrative costs, professional fees (such as audit and legal fees), and other general expenses that are not specifically identifiable to any reportable segment. These costs are not allocated to the reportable segments.

Segment assets

The CODM does not regularly review segment assets for the purposes of making decisions about allocating resources or assessing performance. Accordingly, no measure of segment assets is disclosed.

ASU 2023-07 disclosure

In accordance with ASU 2023-07, the Company has identified “salaries and welfare expenses” as a significant segment expense (“SSE”) for both segments. These expenses are regularly reviewed by the CODM, are included in the measure of segment profit or loss, and serve as the primary driver in evaluating segment performance and determining resource allocation, as the Company’s business model is highly dependent on specialized human resources. This expense is presented for each reportable segment in the segment disclosure tables below. “Other Expenses” within the segment results primarily consist of travel expenses, communication costs, and small-tool supplies required for local operations.

Restatement of prior periods

Historically, the Company reported its results as a single reportable segment. Effective January 1, 2025, management transitioned to a two-segment structure to reflect organizational changes. Accordingly, the segment information for the fiscal years ended December 31, 2023 and 2024 has been restated to conform to the current year’s presentation. This restatement is for presentation purposes only and does not impact the previously reported consolidated net revenue, income from operations, or net income.

Segment performance

The following table summarizes financial information by reportable segment, presents SSE, and reconciles total segment profit to consolidated income from operations and net income for the fiscal years ended December 31, 2023, 2024, and 2025.

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
School Business
Revenue	7,043,067,230	7,944,214,481	8,560,148,105	54,592,781
Salaries and welfare expenses (SSE)	3,133,808,792	3,250,090,426	3,510,116,624	22,385,948
Other Expenses	2,249,446,447	2,701,764,945	2,922,077,635	18,635,699
Segment Profit	1,659,811,991	1,992,359,110	2,127,953,846	13,571,134

Social Business
Revenue	2,260,944,463	2,385,443,652	3,168,254,009	20,205,702
Salaries and welfare expenses (SSE)	1,644,241,337	1,650,713,169	1,941,452,857	12,381,715
Other Expenses	600,635,613	631,993,917	757,697,717	4,832,256
Segment Profit	16,067,513	102,736,566	469,103,435	2,991,731

Total segments
Total Revenue	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483
Total Segment Profit	1,675,879,504	2,095,095,676	2,597,057,281	16,562,865

Total Segment Profit	1,675,879,504	2,095,095,676	2,597,057,281	16,562,865
Corporate Expenses*	1,280,224,211	1,575,338,415	1,969,651,466	12,561,552
Consolidated Income from operations	395,655,293	519,757,261	627,405,815	4,001,313
Other Income / (Expenses), net	14,541,952	18,226,202	(20,589,330)	(131,310)
Income Tax Expense	164,856,125	119,349,476	168,356,868	1,073,704
Consolidated Net Income	245,341,120	418,633,987	438,459,617	2,796,299

*	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.